Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands							12 Months Ended
	Dec. 20, 2018 CAD ($) shares	Dec. 20, 2018 USD ($) $ / shares shares	Apr. 24, 2018 CAD ($) shares	Apr. 24, 2018 USD ($) $ / shares shares	Nov. 10, 2017 CAD ($) shares	Nov. 10, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Right vote shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 20, 2018 $ / shares	Apr. 24, 2018 $ / shares	Nov. 10, 2017 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote							1
Number of voting rights per share | Right							1
Discount rate on share purchases							50.00%
Common shares issued (in shares)							50,041,624	43,470,000
Discount rate on share purchases under dividend reinvestment plan							5.00%
Dividend reinvestment plan shares issued (in shares)							1,606,001
Carrying amount C$								$ 184,299			$ 184,299
Preferred stock redemption price per share (in CAD per share) | $ / shares										$ 25
Total share-based compensation expense | $							$ 9,458	8,361
Death Benefits
Stockholders Equity Note [Line Items]
Stock options exercised period							1 year
Resignation or Termination
Stockholders Equity Note [Line Items]
Stock options exercised period							30 days
Maximum | Retirement
Stockholders Equity Note [Line Items]
Stock options exercised period							90 days
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)							20.00%
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $							$ 2,054	3,070
Unrecognized compensation costs, non-vested options | $											$ 1,221
Unrecognized compensation costs, non-vested options, period of recognition							1 year 7 months 21 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan (must not exceed)							8.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)										7,000,000	7,000,000
Performance share units granting period							3 years
Percentage of shares issued on number of PSU grants, minimum							2.00%
Percentage of shares issued on number of PSU grants, maximum							237.00%
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $							$ 312	$ 436
Vesting period of matching contribution shares							1 year
Maximum aggregate number of shares reserved for future issuance (in shares)										2,000,000	2,000,000
Common stock, shares issued (in shares)								283,523		252,698	252,698
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)										1,000,000	1,000,000
Shares issued during period (in shares)							380,656	293,906.32
Performance and restricted share units
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $							$ 6,378	$ 4,262
Unrecognized compensation costs, non-vested awards | $											$ 8,243
Unrecognized compensation costs, non-vested options, period of recognition							1 year 7 months 5 days
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)								4,800,000		4,800,000	4,800,000
Shares issued, price per share (CAD per share) | (per share)								$ 25		$ 25
Carrying amount C$								$ 100,463		$ 116,546	$ 100,463
Fixed cumulative annual dividend per share (CAD per share) | $ / shares										$ 1.125
Subsequent yield period							5 years
Preferred stock, Subsequent redemption period							5 years
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in CAD per share) | $ / shares										$ 53,400
Redeemable preferred stock issued (in shares)										100	100
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)								4,000,000		4,000,000	4,000,000
Shares issued, price per share (CAD per share) | (per share)								$ 25		$ 25
Carrying amount C$								$ 83,836		$ 97,259	$ 83,836
Fixed cumulative annual dividend per share (CAD per share) | $ / shares										$ 1.25
Subsequent yield period							5 years
Preferred stock, Subsequent redemption period							5 years
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate							2.94%
Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate							3.28%
Government of Canada Treasury Bill Yield | Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate							2.94%
Government of Canada Treasury Bill Yield | Series E Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate							3.28%
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent							20.00%
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent							10.00%
Range Three | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent							15.00%
Public Stock Offering
Stockholders Equity Note [Line Items]
Sale of stock, price per share (CAD per share) | (per share)		$ 10.09		$ 9.23		$ 10.45						$ 13.76	$ 11.85	$ 13.25
Payments of Stock Issuance Costs	$ 492	$ 366	$ 765	$ 590	$ 24,342	$ 19,193
Public Stock Offering | Common shares
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering	12,536,350	12,536,350	37,505,274	37,505,274	43,470,000	43,470,000
Cash proceeds from issuance of shares	$ 172,500	$ 126,485	$ 444,437	$ 346,458	$ 576,000	$ 454,158
Payments Of Stock Issuance Costs, Net of Tax					$ 17,895	$ 14,109
Scenario, Forecast | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Fixed cumulative annual dividend per share (CAD per share) | $ / shares									$ 1.2905